Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071-1406

Phone (213) 486 9200

Fax (213) 486 9455

Email vpc@capgroup.com

Vincent P. Corti

Secretary

February 4, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital World Growth and Income Fund
File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on January 30, 2013 of the Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti